Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Assets (Details)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years
Securitizations and Variable Interest Entities [Abstract]
Prepayment speed (annual CPR)	12.80%	13.50%
Life (in years)	5.9	5.4
Discount rate	7.70%	8.00%